PROPERTY, PLANT AND EQUIPMENT (Narrative) (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2022	Jan. 01, 2023	Jan. 02, 2022
Disclosure of detailed information about property, plant and equipment [table]
Decrease in depreciation expense		$ 5.0
Contractual purchase obligations outstanding		$ 168.5	$ 159.4
Manufacturing equipment
Disclosure of detailed information about property, plant and equipment [table]
Useful life, property, plant and equipment	10 years	15 years